Note 11 - Share Capital - Reserves (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Balance	$ 115,161	$ 132,413
Options exercised	444	34
Restricted share rights vested	0	0
Share-based compensation	2,966	2,298
Balance	229,599	115,161
Reserve of share-based payments [member] | Restricted share rights [member]
Statement Line Items [Line Items]
Balance	18	0
Options exercised	0	0
Restricted share rights vested	(962)	(505)
Share-based compensation	951	523
Balance	7	18
Reserve of share-based payments [member] | Share options 1 [member]
Statement Line Items [Line Items]
Balance	10,491	9,952
Options exercised	(512)	(967)
Restricted share rights vested	0	0
Share-based compensation	1,259	1,506
Balance	11,238	10,491
Reserve for warrants [member]
Statement Line Items [Line Items]
Balance	3,541	3,541
Options exercised	0	0
Restricted share rights vested	0	0
Share-based compensation	0	0
Balance	3,541	3,541
Capital reserve [member]
Statement Line Items [Line Items]
Balance	14,050	13,493
Options exercised	(512)	(967)
Restricted share rights vested	(962)	(505)
Share-based compensation	2,210	2,029
Balance	$ 14,786	$ 14,050